Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
SMI 3Fourteen Full-Cycle Trend ETF
Shareholder Report [Line Items]
Fund Name	SMI 3Fourteen Full-Cycle Trend ETF
Class Name	SMI 3Fourteen Full-Cycle Trend ETF
Trading Symbol	FCTE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SMI 3Fourteen Full-Cycle Trend ETF for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.3fourteensmi.com/fcte or by contacting us at (844) 328-3383.
Additional Information Phone Number	(844) 328-3383
Additional Information Website	www.3fourteensmi.com/fcte
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI 3Fourteen Full-Cycle Trend ETF	$83	0.85%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the ETF perform last year?

For the period of January 1, 2025 to December 31, 2025, the SMI 3Fourteen Full-Cycle Trend ETF (the “Fund”) returned -3.77%. In comparison the Fund’s broad based benchmark, the S&P® 500 Index returned 17.88% during the same period.

What factors affected performance?

The Fund focuses on U.S. quality large-company stocks, which were markedly out of favor during 2025, as investors strongly preferred more speculative growth stocks. Considering how much the largest tech names within the S&P 500® Index have advanced, the significantly lower returns of the S&P 500 Equal-Weight Index demonstrates that many other stocks within the index were experiencing much lower returns than the narrow group of market leaders.

Against that backdrop, the Full-Cycle Trend (“FCT”) strategy has experienced its worst relative performance period to date, driven by two factors central to the model’s design. First, the Quality factor itself has been in its worst relative performance bear market ever. Second, equal-weight approaches have been in their deepest—and second-longest—period of underperformance. Together, these dynamics created a “perfect storm” for the Fund.

Ultimately, when one of our models underperforms like this, we must take an honest look and decide if this is one of those painful (but inevitable) periods of underperformance—or if the strategy itself is broken. After taking a long, hard look at the Fund, no changes to the strategy’s construction or investment process were identified during the period.

We continued to monitor the strategy through regular model reviews and update cycles. In short, the Fund was caught in the intersection of deep Quality and Equal-weight bear markets in 2025. In a world awash in mega-cap leveraged products, we believe that FCT provided valuable exposure. Undoubtedly, it was out of favor.

The FCT model has been operated in real time since 2021. The Fund’s relative performance improved in recent months. The Fund’s holdings include large, quality companies that were actively investing in artificial intelligence technologies across their businesses.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 year	Average Annual Total Return Since Inception
SMI 3Fourteen Full-Cycle Trend ETF	-3.77%	1.22%
S&P 500® Index	17.88%	17.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.3fourteensmi.com/fcte#performance.
Net Assets	$ 212,782,594
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 3,166,406
Investment Company, Portfolio Turnover	354.12%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$212,782,594
Number of Holdings	20
Total Net Advisory Fee	$3,166,406
Portfolio Turnover Rate	354.12%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
HCA Healthcare, Inc.	5.02%
Autozone, Inc.	5.02%
Tractor Supply Co.	5.01%
Verisign, Inc.	5.01%
Cadence Design Systems	5.01%
Philip Morris International, Inc.	5.01%
Microsoft Corp.	5.01%
Meta Platforms, Inc.	5.00%
Idexx Laboratories, Inc.	5.00%
Amphenol Corp. Class A	5.00%